Shareholder Report, Average Annual Return (Details) ITGE_MassMutual Small Cap Opportunities Fund_Administrative Class_TSR Annual {Administrative Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class - without sales charge
Average Annual Return, Percent	5.76%	12.88%	10.42%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	10.76%	11.56%	9.77%